CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)	Ordinary shares Series A Convertible Preferred Shares CNY (¥) shares	Ordinary shares Series A-1 Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares Series B Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares Series C Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares Series C-1 Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares Series D Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid in capital Series A Convertible Preferred Shares CNY (¥)	Additional paid in capital Series A-1 Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital Series B Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital Series C Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital Series C-1 Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital Series D Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Series A Convertible Preferred Shares CNY (¥)	Series A Convertible Preferred Shares USD ($)	Series A-1 Redeemable Convertible Preferred Shares CNY (¥)	Series B Redeemable Convertible Preferred Shares CNY (¥)	Series C Redeemable Convertible Preferred Shares CNY (¥)	Series C-1 Redeemable Convertible Preferred Shares CNY (¥)	Series D Redeemable Convertible Preferred Shares CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2017											¥ 3,446									¥ 4,884,401		¥ (303,465,798)									¥ (298,577,951)
Beginning balance (in shares) at Dec. 31, 2017 | shares											5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss																						(144,560,198)									(144,560,198)
Change in redemption value of redeemable convertible preferred shares																										¥ 1,167,825	¥ 102,470,738	¥ 49,981,880	¥ 33,756,653	¥ 49,237,802
Issuance premium on Series A Convertible Preferred Shares																		¥ 23,709,541						¥ 23,709,541	$ 3,737,229						23,709,541
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders																						(1,535,112)									(1,535,112)
Accretion of redeemable convertible preferred shares																		(23,709,541)				(212,905,357)									(236,614,898)
Unrealized gain on an available-for-sale investment, net of nil income taxes																				1,693,634											1,693,634	$ 256,068
Foreign currency translation adjustment, net of nil income taxes																				(29,152,307)											(29,152,307)
Ending balance at Dec. 31, 2018											¥ 3,446									(22,574,272)		(662,466,465)									(685,037,291)
Ending balance (in shares) at Dec. 31, 2018 | shares											5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss																						(52,929,508)									(52,929,508)
Change in redemption value of redeemable convertible preferred shares																										1,315,008	237,680,316	144,659,627	104,388,417	142,962,195
Accretion of redeemable convertible preferred shares																						(631,005,563)									(631,005,563)
Unrealized gain on an available-for-sale investment, net of nil income taxes																				1,591,098											1,591,098	230,731
Foreign currency translation adjustment, net of nil income taxes																				(20,118,769)											(20,118,769)
Ending balance at Dec. 31, 2019											¥ 3,446									(41,101,943)		(1,346,401,536)									(1,387,500,033)
Ending balance (in shares) at Dec. 31, 2019 | shares											5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss																						(221,852,864)									(221,852,864)	(34,000,438)
Change in redemption value of redeemable convertible preferred shares																						244,080,678									244,080,678
Change in redemption value of redeemable convertible preferred shares																										707,682	(68,419,392)	(49,340,009)	(40,873,954)	(86,155,005)
Re-designation of Ordinary Shares into Class B Ordinary Shares immediately prior to the completion of the initial public offering									¥ 3,446		¥ (3,446)
Re-designation of Ordinary Shares into Class B Ordinary Shares immediately prior to the completion of the initial public offering (in shares) | shares									5,614,840	5,614,840	(5,614,840)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of US$[]							¥ 1,860											501,225,388													501,227,248
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of US$[] (in shares) | shares							2,650,000	2,650,000
Conversion of Preferred Shares into ordinary shares	¥ 1,010	¥ 1,328	¥ 1,307	¥ 875	¥ 687	¥ 1,505						¥ 33,041,467	¥ 18,779,626	¥ 418,335,584	¥ 280,067,991	¥ 219,710,378	¥ 530,806,760							¥ 33,042,477		¥ 18,780,954	¥ 418,336,891	¥ 280,068,866	¥ 219,711,065	¥ 530,808,265
Conversion of Preferred Shares into ordinary shares (in shares) | shares	1,439,102	1,891,291	1,862,069	1,246,621	977,961	2,143,786
Share-based compensation																		186,903,431													186,903,431
Accretion of redeemable convertible preferred shares																															244,080,678	37,407,000
Unrealized gain on an available-for-sale investment, net of nil income taxes																				1,456,370											1,456,370	223,198
Reclassification adjustment for gain from disposal of available-for-sale securities realized in net income, net of nil income taxes																				(4,863,233)											(4,863,233)	(745,323)
Foreign currency translation adjustment, net of nil income taxes																				(63,005,931)											(63,005,931)	(9,656,081)
Ending balance at Dec. 31, 2020							¥ 8,572	$ 1,314	¥ 3,446	$ 528								¥ 2,188,870,625	$ 335,459,100	¥ (107,514,737)	$ (16,477,354)	¥ (1,324,173,722)	$ (202,938,501)								¥ 757,194,184	$ 116,045,087
Ending balance (in shares) at Dec. 31, 2020 | shares							12,210,830	12,210,830	5,614,840	5,614,840